Goodwill and Intangible Assets, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3,000	$ 243	$ 6,000	$ 485	$ 5,300	$ 182
Customer Relationships | Pure Wellness
Finite-Lived Intangible Assets [Line Items]
Useful life			5 years		5 years
Customer Relationships | J&S
Finite-Lived Intangible Assets [Line Items]
Useful life					7 years
Management Contracts | Premier
Finite-Lived Intangible Assets [Line Items]
Useful life			30 years		30 years